Segment information	12 Months Ended
Mar. 31, 2022
Disclosure of operating segments [abstract]
Segment information

5. Segment information

For management purposes, the Group is organized into lines of business (LOBs) based on its products and services and has reportable segments as mentioned below. The LOBs offer different products and services, and are managed separately because the nature of products and methods used to distribute the services are different. For each of these LOBs, Chief Executive Officer (CEO) reviews internal management reports. Accordingly, the Chief Executive Officer (CEO) is construed to be the Chief Operating Decision Maker (CODM). Segment revenue less service cost from each LOB’s are reported and reviewed by the CODM on a monthly basis.

The following summary describes the operations in each of the Group’s reportable segments:

1.	Air Ticketing: Through internet, mobile based platform and call-centers, the Group provides the facility to book and service international and domestic air tickets to ultimate customers through B2C (Business to Consumer), Business to Enterprise (B2E) and B2B2C (Business to Business to Consumer) channels. All these channels share similar characteristics as they are engaged in facilitation of booking of air tickets. Management believes that it is appropriate to aggregate these channels as one reporting segment due to the similarities in the nature of business.
2.	Hotels and Packages: Through an internet and mobile based platform and call-centers, the group provides holiday packages and hotel reservations. For internal reporting purpose, the revenue related to Airline Ticketing issued as a component of group developed holiday package is assigned to Hotel and Package segment and is recorded on a gross basis. The hotel reservations form integral part of the holiday packages and, accordingly, management believes that it is appropriate to aggregate these services as one reportable segment due to similarities in the nature of services.
3.	Other services primarily include the income from sale of rail and bus tickets and income from freight forwarding services. The Other services do not meet any of the quantitative thresholds to be a reportable segment for any of the periods presented in these consolidated financial statements. However, management has considered this as the reportable segment and disclosed it separately, since the management believes that information about the segment would be useful to users of the consolidated financial statements.
4.	Other operations primarily include the advertisement income from hosting advertisements on our internet web-sites, income from sale of coupons and vouchers and income from facilitating website access to travel insurance companies. The operations do not meet any of the quantitative thresholds to be a reportable segment for any of the periods presented in these consolidated financial statements.

Until June 30, 2021, for internal reporting purposes, Other Services was included under “Others”. Effective July 1, 2021, the Company has changed the composition of its operating segments which has resulted in “Other Services” segment now being reported as one of the reportable segments. Following this change in the composition of its reportable segments, the Company has restated the corresponding items of segment information for earlier periods.

Information about Reportable Segments:

	Air Ticketing			Hotels and Packages			Other Services			Others
	March 31			March 31			March 31			March 31			Total
Particulars	2020	2021	2022	2020	2021	2022	2020	2021	2022	2020	2021	2022	2020	2021	2022

Segment revenue	3,957,989	1,487,465	2,211,074	3,707,534	372,806	758,435	86,121	47,178	161,504	994,081	173,406	171,984	8,745,725	2,080,855	3,302,997
Service cost	-	-	-	(2,922,929)	(22,276)	(159,284)	-	-	-	-	-	-	(2,922,929)	(22,276)	(159,284)
Segment results	3,957,989	1,487,465	2,211,074	784,605	350,530	599,151	86,121	47,178	161,504	994,081	173,406	171,984	5,822,796	2,058,579	3,143,713

Other income													159,631	132,045	158,648
Unallocated expenses													(5,719,113)	(2,646,401)	(3,352,962)
Operating loss (before depreciation, amortization, impairment of goodwill and impairment of loan to joint venture)													263,314	(455,777)	(50,601)
Finance cost													(193,287)	(117,252)	(100,453)
Depreciation and amortization													(666,369)	(749,480)	(308,153)
Impairment of goodwill													(221,999)	(264,909)	-
Finance income													58,641	81,604	47,816
Share of loss of joint venture													(10,784)	(3,962)	41,616
Change in fair value of warrants gain													94	378,994	32,756
Listing and related expenses													-	-	(55,818)
Impairment of loan to joint venture													-	-	(72,719)
Loss before taxes													(770,390)	(1,130,782)	(465,556)
Tax expense													(69,805)	(64,096)	(16,906)
Loss for the period													(840,195)	(1,194,878)	(482,462)

Assets and liabilities are not identified to any reportable segments, since the Group uses them interchangeably across segments and, consequently, the Management believes that it is not practicable to provide segment disclosures relating to total assets and liabilities.

Yatra Online, Inc.

Notes to the consolidated financial statements - (Continued)

(Amount in INR thousands, except per share data and number of shares)

Reconciliation of information on Reportable Segments to IFRS measures:

	Air Ticketing			Hotels and Packages			Other Services			Others			Total
	March 31			March 31			March 31			March 31			March 31
Particulars	2,020	2,021	2,022	2,020	2,021	2,022	2,020	2,021	2,022	2,020	2,021	2,022	2,020	2,021	2,022
Segment revenue	3,957,989	1,487,465	2,211,074	3,707,534	372,806	758,435	86,121	47,178	161,504	994,081	173,406	171,984	8,745,725	2,080,855	3,302,997
Less: customer inducement and acquisition costs**	(1,348,471)	(594,426)	(1,060,600)	(105,736)	(199,409)	(237,695)	(32,163)	(15,752)	(15,326)	-	-	-	(1,486,370)	(809,587)	(1,313,621)
Revenue	2,609,518	893,039	1,150,474	3,601,798	173,397	520,740	53,958	31,426	146,178	994,081	173,406	171,984	7,259,355	1,271,268	1,989,376

Unallocated expenses	(5,719,113)	(2,646,401)	(3,352,962)
Less: customer inducement and acquisition costs**	1,486,370	809,587	1,313,621
Unallocated expenses	(4,232,743)	(1,836,814)	(2,039,341)

Notes: **For purposes of reporting to the CODM, certain promotion expenses including upfront cash incentives, loyalty programs costs for customer inducement and acquisition costs for promoting transactions across various booking platforms, which are reported as a reduction of revenue, are added back to the respective segment revenue lines and marketing and sales promotion expenses. For reporting in accordance with IFRS, such expenses are recorded as a reduction from the respective revenue lines. Therefore, the reclassification excludes these expenses from the respective segment revenue lines and adds them to the marketing and sales promotion expenses (included under Unallocated expenses).

Geographical Information:

Given that Company’s products and services are available on a technology platform to customers globally, consequently, the necessary information to track accurate geographical location of customers is not available.

Non-current assets are disclosed based on respective physical location of the assets

	Non Current Assets*
	March 31, 2021	March 31, 2022
India	1,362,703	1,003,868
Others	1,519	98
Total	1,364,222	1,003,966

*	Non-current assets presented above represent property, plant and equipment, right-of-use assets and intangible assets and goodwill.

Major Customers:

Considering the nature of business, customers normally include individuals and business enterprises. Further, none of the corporate and other customers account for more than 10% or more of the Group’s revenues.

Yatra Online, Inc.

Notes to the consolidated financial statements - (Continued)

(Amount in INR thousands, except per share data and number of shares)